Deferred tax - Movements in net deferred tax asset (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	£ (34,198,000)	£ (119,949,000)
Expensed/(credited) to statement of profit or loss	8,112,000	63,520,000	£ (7,097,000)
(Credited)/expensed to other comprehensive income	(634,000)	21,684,000	17,116,000
Expense relating to share-based payments	170,000
Reclassification to tax receivable		547,000
Net deferred tax liability/(asset) at end of period	(26,550,000)	(34,198,000)	(119,949,000)
US
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	(63,332,000)	(141,485,000)
Expensed/(credited) to statement of profit or loss	2,676,000	60,112,000	1,597,000
(Credited)/expensed to other comprehensive income	2,208,000	17,494,000	1,860,000
Expense relating to share-based payments	33,000
Reclassification to tax receivable		547,000
Net deferred tax liability/(asset) at end of period	(58,415,000)	(63,332,000)	(141,485,000)
Unrecognised deferred tax assets	18,971,000	19,610,000
US | Foreign tax credits
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	(30,814,000)	(40,047,000)
Expensed/(credited) to statement of profit or loss	(279,000)	13,504,000
(Credited)/expensed to other comprehensive income	942,000	(4,271,000)
Expense relating to share-based payments	(137,000)
Net deferred tax liability/(asset) at end of period	(30,288,000)	(30,814,000)	(40,047,000)
US | Net operating losses
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	(3,399,000)	(1,070,000)
Expensed/(credited) to statement of profit or loss	795,000	(2,096,000)
(Credited)/expensed to other comprehensive income	2,604,000	(233,000)
Net deferred tax liability/(asset) at end of period		(3,399,000)	(1,070,000)
US | Unrealized foreign exchange and derivative movements
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	1,196,000	(32,859,000)
Expensed/(credited) to statement of profit or loss	(344,000)	11,931,000
(Credited)/expensed to other comprehensive income	(1,338,000)	22,124,000
Net deferred tax liability/(asset) at end of period	(486,000)	1,196,000	(32,859,000)
US | Intangible assets
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	(21,221,000)	(47,247,000)
Expensed/(credited) to statement of profit or loss	6,163,000	26,026,000
Net deferred tax liability/(asset) at end of period	(15,058,000)	(21,221,000)	(47,247,000)
US | Deferred revenue
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	(7,727,000)	(15,459,000)
Expensed/(credited) to statement of profit or loss	(21,000)	7,732,000
Net deferred tax liability/(asset) at end of period	(7,748,000)	(7,727,000)	(15,459,000)
US | Other
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	(1,367,000)	(4,803,000)
Expensed/(credited) to statement of profit or loss	(3,638,000)	3,015,000
(Credited)/expensed to other comprehensive income		(126,000)
Expense relating to share-based payments	170,000
Reclassification to tax receivable		547,000
Net deferred tax liability/(asset) at end of period	(4,835,000)	(1,367,000)	(4,803,000)
UK
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	29,134,000	21,536,000
Expensed/(credited) to statement of profit or loss	5,436,000	3,408,000	(8,694,000)
(Credited)/expensed to other comprehensive income	(2,842,000)	4,190,000	15,256,000
Expense relating to share-based payments	137,000
Net deferred tax liability/(asset) at end of period	31,865,000	29,134,000	21,536,000
Unrecognised deferred tax assets	0	0
UK | Accelerated tax depreciation
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	805,000	836,000
Expensed/(credited) to statement of profit or loss	(99,000)	(31,000)
Net deferred tax liability/(asset) at end of period	706,000	805,000	836,000
UK | Rolled over gain on player disposal
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	7,389,000	5,176,000
Expensed/(credited) to statement of profit or loss	1,933,000	2,213,000
Net deferred tax liability/(asset) at end of period	9,322,000	7,389,000	5,176,000
UK | Non qualifying property
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	11,898,000	11,901,000
Expensed/(credited) to statement of profit or loss	(3,000)	(3,000)
Net deferred tax liability/(asset) at end of period	11,895,000	11,898,000	11,901,000
UK | Property fair value adjustment
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	13,147,000	13,576,000
Expensed/(credited) to statement of profit or loss	(429,000)	(429,000)
Net deferred tax liability/(asset) at end of period	12,718,000	13,147,000	13,576,000
UK | Net operating losses
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	(112,000)	(27,000)
Expensed/(credited) to statement of profit or loss	112,000	(85,000)
Net deferred tax liability/(asset) at end of period		(112,000)	(27,000)
UK | Other
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of period	(3,993,000)	(9,926,000)
Expensed/(credited) to statement of profit or loss	3,922,000	1,743,000
(Credited)/expensed to other comprehensive income	(2,842,000)	4,190,000
Expense relating to share-based payments	137,000
Net deferred tax liability/(asset) at end of period	£ (2,776,000)	£ (3,993,000)	£ (9,926,000)